Pension Plans (Funded Status of Defined Benefit Pension Plans) (Detail) - JPY (¥) ¥ in Millions	12 Months Ended
	Mar. 31, 2021	Mar. 31, 2020	Mar. 31, 2019
Japan
Change in benefit obligation:
Benefit obligation at beginning of year	¥ 110,467	¥ 110,661
Service cost	5,831	5,879	¥ 5,526
Interest cost	698	585	721
Actuarial loss (income)	(1,550)	(3,935)
Plan participant's contributions	0	0
Benefits paid	(4,379)	(4,111)
Business combinations	3,087	1,399
Divestitures	0	0
Plan amendments	402	(11)
Foreign currency exchange rate change	0	0
Benefit obligation at end of year	114,556	110,467	110,661
Change in plan assets:
Fair value of plan assets at beginning of year	122,780	123,628
Actual return on plan assets	11,301	(2,790)
Employer contribution	3,876	3,821
Plan participant's contributions	0	0
Benefits paid	(3,565)	(3,429)
Business combinations	0	1,550
Divestitures	0	0
Foreign currency exchange rate change	0	0
Fair value of plan assets at end of year	134,392	122,780	123,628
The funded status of the plans	19,836	12,313
Amount recognized in the consolidated balance sheets consists of:
Prepaid benefit cost included in other assets	34,940	24,521
Accrued benefit liability included in other liabilities	(15,104)	(12,208)
Net amount recognized	19,836	12,313
Overseas plans
Change in benefit obligation:
Benefit obligation at beginning of year	103,616	107,812
Service cost	3,288	3,566	3,186
Interest cost	1,711	1,634	2,002
Actuarial loss (income)	12,550	(2,465)
Plan participant's contributions	0	392
Benefits paid	(2,013)	(1,788)
Business combinations	0	0
Divestitures	0	(237)
Plan amendments	121	(1,126)
Foreign currency exchange rate change	9,300	(4,172)
Benefit obligation at end of year	128,573	103,616	107,812
Change in plan assets:
Fair value of plan assets at beginning of year	96,994	96,837
Actual return on plan assets	13,913	3,114
Employer contribution	2,027	2,333
Plan participant's contributions	0	392
Benefits paid	(1,835)	(1,683)
Business combinations	0	0
Divestitures	0	(187)
Foreign currency exchange rate change	8,759	(3,812)
Fair value of plan assets at end of year	119,858	96,994	¥ 96,837
The funded status of the plans	(8,715)	(6,622)
Amount recognized in the consolidated balance sheets consists of:
Prepaid benefit cost included in other assets	28	11
Accrued benefit liability included in other liabilities	(8,743)	(6,633)
Net amount recognized	¥ (8,715)	¥ (6,622)